U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


 1.  Name and address of issuer:

     Thompson Plumb Funds, Inc.
     8201 Excelsior Drive, Suite 200
     Madison, WI  53717

 2. Name of each series or class of funds for which this notice is filed:

     Thompson Plumb Funds, Inc.

 3.  Investment Company Act File Number:811-4946

     Securities Act File Number:33-6418

 4.  Last day of fiscal year for which this notice is filed:
     November 30, 1995

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:[ ]

 6.  Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.5):  N/A

 7. Number and aggregate sale price of securities of the same class or series sold during the fiscal year which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

 8. Number and aggregate sale price of securities registered during the fiscal year other than pursuant to rule 24f-2:
     None

 9. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     1,222,247 Shares sold

     $17,053,286 Aggregate sale price

10. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.5): None

11. Number and aggregate sale price of securities sold during the fiscal year:

     1,222,247 Shares sold

     $17,053,286 Aggregate sale price

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during
          the fiscal year in reliance on rule 24f-2
          (from Item 9):                              $ 17,053,286

     (ii) Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 10,
          if applicable):                             +          0

     (iii)Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                            -  7,227,180

     (iv) Aggregate price of shares redeemed or
          repurchased and applied as a reduction
          to filing fees pursuant to rule 24e-2
          (if applicable):                            +          0

     (v)  Net aggregate sale price of securities sold
          during the fiscal year in reliance on rule
          24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):        9,826,106

     (vi) Multiplier prescribed by Section 6(b) under
          the Securities Act of 1933 or other applicable
          law or regulation (see Instruction C.5):    x  .00034483

     (vii)Fee due [line (vi) multiplied by line (vii)]:      3,389

Instruction:   Issuers should complete lines (ii), (iii), (iv), and
               (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a). [x]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 01/26/96


SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*


                         Thomas G. Plumb, President / Treasurer

     Date  01/25/96


     *Please print the name and title of the signing officer below the signature.